Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Categories of Financial Instruments
(a)	Categories of financial instruments

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Financial assets
Loans and receivables (including cash and cash equivalents)	1,737,223	1,729,367	265,799

Financial liabilities
Financial liabilities at amortized cost	1,218,987	1,188,978	182,069

Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency

The Group has foreign currency sales which expose the Group to risk due to changes in foreign exchange rates. At the end of each reporting period, the carrying amounts of the Group’s monetary assets denominated in a currency other than the functional currency of the relevant entities were as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Assets (HK$)	44	27	4
Assets (US$)	32,009	39,735	6,107
Liabilities (US$)	1,398	8,742	1,344

Remaining Contractual Maturity for its Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest dates on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Weighted average effective interest rate	On demand/ less than 3 months	3 months to 1 year	Total undiscounted cash flows	Carrying amount	Carrying amount
	%	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2016
Non-derivative financial liabilities
Trade and other payables		482,690	176,900	659,590	659,590
Bank borrowings - fixed rate	4.35%	259,168	310,160	569,328	558,000
Amount due to a shareholder		1,398	—	1,398	1,398

		743,256	487,060	1,230,316	1,218,988

As of December 31, 2017
Non-derivative financial liabilities
Trade and other payables		432,236	190,000	622,236	622,236	95,636
Bank borrowings – fixed rate	4.35%	259,185	310,181	569,366	558,000	85,763
Amount due to a shareholder		8,742	—	8,742	8,742	1,344

		700,163	500,181	1,200,344	1,188,978	182,743

Interest rate risk [member]
Sensitivity Analysis

The analysis is prepared assuming the amounts outstanding at the end of the reporting periods were outstanding for the whole year. If interest rates had been 10 basis points higher/lower for bank deposits and pledged bank deposits, and all other variables were held constant, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount:

	2016	2017	2017
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	569	427	66

Currency risk [member]
Sensitivity Analysis

The following table details the Group’s sensitivity to a 5% increase and decrease in RMB against the relevant foreign currencies. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the years end for a 5% change. On this basis, if RMB depreciates against foreign currencies by 5%, the Group’s pre-tax profit (loss) for the year would have increased/decreased (decreased/increased) by the following amount, and vice versa.

	2016	2017	2017
	RMB’000	RMB’000	US$’000

Pre-tax profit (loss) for the year	1,533	1,551	238